PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31, 2024	As of June 30, 2025
Office and electronic equipment	72,117	—
Less accumulated depreciation	(6,657)	—
Property and equipment, net	65,460	—